Material accounting policy information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Significant accounting policies
Impairment | $	$ 0	$ 0	$ 0
Number of reportable segments | segment	3
Maximum
Significant accounting policies
Renewable of lease	18 years
Maximum | Licences
Significant accounting policies
Estimated useful life (in years)	10 years
Minimum
Significant accounting policies
Renewable of lease	1 year
Minimum | Licences
Significant accounting policies
Estimated useful life (in years)	2 years